Other Current and Noncurrent Assets (Details) ¥ in Thousands				1 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 18, 2023 USD ($)	Mar. 31, 2023 USD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Sep. 11, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 04, 2023 USD ($)	May 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)
Other Current and Noncurrent Assets [Line Items]
Intermediary fee		$ 500,000
Unamortized fees (in Yuan Renminbi) | ¥							¥ 181,000,000
Ortoli Rosenstadt LLP, [Member]
Other Current and Noncurrent Assets [Line Items]
Total amount		6,000,000
Deposit an aggregate amount										$ 3,000,000
SH Huazhen [Member]
Other Current and Noncurrent Assets [Line Items]
Loan amount					¥ 12,774	$ 1,750,000						¥ 12,560	$ 1,769,000
Youguan [Member]
Other Current and Noncurrent Assets [Line Items]
Loan amount | ¥								¥ 3,000
BITTO LTD [Member]
Other Current and Noncurrent Assets [Line Items]
Loan amount											$ 460,000
Target Company [Member]
Other Current and Noncurrent Assets [Line Items]
Total amount		$ 5,500,000
Worthy Credit Limited [Member]
Other Current and Noncurrent Assets [Line Items]
Provided loan amount			$ 5,000,000
Credit bearing interest rate			2.00%
Richness Fortune Credit [Member]
Other Current and Noncurrent Assets [Line Items]
Loan amount	$ 6,000,000
Interest charge	$ 600,000,000
Huazhen [Member]
Other Current and Noncurrent Assets [Line Items]
Repaid				$ 1,000
Loan [Member]
Other Current and Noncurrent Assets [Line Items]
Loan amount								992	$ 136,000
Loan Agreement [Member] | Youguan [Member]
Other Current and Noncurrent Assets [Line Items]
Loan amount | ¥								¥ 2,400